LONG-TERM DEBT-MORTGAGE (Tables)	12 Months Ended
Jul. 31, 2020
LONG-TERM DEBT - MORTGAGES AND TERM LOAN [Abstract]
Schedule of Long-term Debt
			Years Ended July 31,
	Current
	Annual	Final
	Interest	Payment
	Rate	Date	2020	2019
Mortgage:
Bond St. building, Brooklyn, NY (1)	4.375%	12/1/2024	$4,829,832	$5,298,610
Fishkill building (2)	3.980%	4/1/2025	3,967,100	—
Less: Deferred financing costs			168,967	11,448
Total			$8,627,965	$5,287,162

(1)	In November 2019, the Company refinanced the remaining balance of a $6,000,000, 3.54% interest rate loan with another bank for $5,255,920 plus an additional $144,080 for a total of $5,400,000. The interest rate on the new loan is fixed at 4.375%. The loan is self-liquidating over a period of five years and secured by the Nine Bond Street building in Brooklyn, New York.

(2)

In March 2020, the Company obtained a loan with a bank in the amount of $4,000,000 to finance renovations and brokerage commissions relating to space leased to a community college at the Fishkill, New York building. The loan is secured by the Fishkill, New York building; amortized over a 20-year period with an interest rate of 3.98% and is due in five years.

Schedule of Maturities of Long-term Mortgage and Term Loan Payable Outstanding
Maturities of long-term mortgage and term loan payable outstanding at July 31, 2020 are as follows:

Year Ended July 31:	Amount
2021	$1,147,300
2022	1,198,600
2023	1,252,196
2024	1,308,070
2025	3,890,766
Subtotal	8,796,932
Deferred financing costs	168,967
Total	$8,627,965